Segment and Geographic Reporting - Schedule of Geographical Information for Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 5,810,115	$ 4,707,688	$ 5,160,100
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,564,846	2,622,569	2,745,891
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	698,800	714,282	979,911
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	680,110	621,918	577,180
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	390,610	340,863	392,479
Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 475,749	$ 408,056	$ 464,639